Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity Explanatory [Abstract]
Schedule of ordinary share capital
	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2020		December 31, 2019
Ordinary shares of no par value	1,500,000,000	527,743,611	250,000,000	56,391,512